Financial Instruments - Financial Assets Recorded at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Unrealized losses on short-term investments	$ 2,541	$ 3,763
Realized gains on short-term investments	9,877	9,156
Gains (losses) on financial assets at fair value through profit or loss	7,336	5,393
Equity securities [member]
Disclosure of financial assets [line items]
Unrealized losses on short-term investments	16,615	60,355
Realized gains on short-term investments	394	633
Gains (losses) on financial assets at fair value through profit or loss	$ (16,221)	$ (59,722)